Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalent	$ 8,389,704	$ 5,772,055
Restricted cash		172,369
Notes receivable		215,462
Accounts receivable, net	14,314,985	11,241,076
Prepaid expense – related parties		806,311
Due from related parties	652,873	370,000
Loans to third parties	5,365,517	740,000
Contract costs	4,041,585	2,999,411
Prepayments, deposits and other current assets, net	1,999,281	551,013
Total Current Assets	34,763,945	22,867,697
Property and equipment, net	7,184,101	6,564,640
Prepayments, deposits and other assets, net	385,607	759,397
Loan receivable – long term	63,434,483
Deferred tax assets	415,131	309,111
Total Assets	106,183,267	30,500,845
CURRENT LIABILITIES:
Bank loans	4,597,701	1,580,018
Accounts payable	24,282,921	19,773,556
Customer deposits	573,243	270,793
Deferred revenue	1,095,279	869,396
Salaries and benefits payable	2,170,651	1,219,584
Due to related party	71,020	6,538
Taxes payable	698,935	869,913
Total Current Liabilities	33,489,750	24,589,798
EQUITY:
Ordinary Shares, 0.00166667 par value; 300,000,000 shares authorized, 45,777,318 and 8,967,748 shares issued and outstanding as of December 31, 2020 and 2019	76,296	14,946
Additional Paid-in Capital	100,149,397	15,878,438
Accumulated deficit	(28,234,492)	(9,980,835)
Accumulated other comprehensive (loss) income	814,343	(1,487)
Total Powerbridge Technologies Co., Ltd.’s Shareholders’ Equity	72,805,544	5,911,062
Non-controlling interest	(112,027)	(15)
Total Equity	72,693,517	5,911,047
Total Liabilities and Equity	$ 106,183,267	$ 30,500,845